CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Share Capital	Capital Surplus	Other Components of Equity	Retained Earnings	Attributable to Owners of the Parent Company Total	Non-Controlling Interest
Beginning Balance at Dec. 31, 2017	₩ 43,998	₩ 3,474	₩ 27,164	₩ (40)	₩ 13,962	₩ 44,560	₩ (562)
Total comprehensive income (loss) for the year
Profit (loss) for the year	31,386				31,443	31,443	(57)
Foreign currency translation adjustments	178			178		178
Total comprehensive income (loss) for the year	31,564			178	31,443	31,621	(57)
Transaction with owners, recognized directly in equity
Equity transaction	(10)		(23)			(23)	13
Ending Balance at Dec. 31, 2018	75,552	3,474	27,141	138	45,405	76,158	(606)
Total comprehensive income (loss) for the year
Profit (loss) for the year	39,730				39,876	39,876	(146)
Foreign currency translation adjustments	136			136		136
Total comprehensive income (loss) for the year	39,866			136	39,876	40,012	(146)
Transaction with owners, recognized directly in equity
Equity transaction	348		(13)			(13)	361
Non-controlling interests					(613)	(613)	613
Ending Balance at Dec. 31, 2019	115,766	3,474	27,128	274	84,668	115,544	222
Total comprehensive income (loss) for the year
Profit (loss) for the year	62,556				62,703	62,703	(147)
Foreign currency translation adjustments	(1,319)			(1,319)		(1,319)
Total comprehensive income (loss) for the year	61,237			(1,319)	62,703	61,384	(147)
Transaction with owners, recognized directly in equity
Equity transaction	(17)		(18)			(18)	1
Changes in interests in subsidiaries	362						362
Ending Balance at Dec. 31, 2020	₩ 177,348	₩ 3,474	₩ 27,110	₩ (1,045)	₩ 147,371	₩ 176,910	₩ 438